Inventories - Summary of Inventories (Detail) - TWD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of inventories [Line Items]
Raw materials	$ 3,356,503	$ 2,694,594
Gross carrying amount [member]
Disclosure of inventories [Line Items]
Raw materials	3,512,294	2,854,743
Allowance for impairment losses [member]
Disclosure of inventories [Line Items]
Raw materials	$ (155,791)	$ (160,149)